Contingent Liabilities And Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Liabilities And Commitments [Abstract]
Future Lease Commitments

Year ended December 31,
2013	$1,945
2014	1,667
2015	1,388
2016	1,354
2017 and thereafter	1,368
$7,722